COVID-19 Government Subsidies	12 Months Ended
Dec. 31, 2022
Government Subsidies [Abstract]
COVID-19 Government Subsidies	COVID-19 GOVERNMENT SUBSIDIES: We qualified for COVID-19-related Subsidies (COVID Subsidies) during 2021 and 2020 from various government authorities, the most significant of which were provided under the Canadian Emergency Wage Subsidy (CEWS) first announced by the Government of Canada in April 2020. However, we have not applied for COVID Subsidies since June 2021, and recorded no COVID Subsidies in 2022. In 2021 and 2020, we qualified for an aggregate of approximately $11 and $34 of COVID Subsidies, respectively, from various government authorities, which we recognized as a reduction of approximately $8 and $27 to the related expenses in cost of goods sold, respectively, and approximately $3 and $7 to the related expenses in SG&A, respectively, on our consolidated statement of operations.